S000033066 [Member] Expense Example, No Redemption - Ashmore Emerging Markets Equity Fund	Oct. 31, 2025 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 107
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	732
Expense Example, No Redemption, 10 Years	1,649
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	650
Expense Example, No Redemption, 3 Years	986
Expense Example, No Redemption, 5 Years	1,344
Expense Example, No Redemption, 10 Years	2,349
Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	1,249
Expense Example, No Redemption, 10 Years	$ 2,523